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                                                                    EXHIBIT 99.1



FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       June, 2008
Payment Date                                                                                                             7/15/2008
Transaction Month                                                                                                                3

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
      Total                                               $1,608,100,000.00


II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $6,555,811.80

PRINCIPAL:
 Principal Collections                                                                                              $38,030,108.08
 Prepayments in Full                                                                                                $14,547,765.72
 Liquidation Proceeds                                                                                                  $443,779.60
 Recoveries                                                                                                             $18,700.00
                                                                                                                        ----------
   SUB TOTAL                                                                                                        $53,040,353.40
                                                                                                                    --------------
COLLECTIONS                                                                                                         $59,596,165.20

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $104,584.68
 Purchase Amounts Related to Interest                                                                                      $650.65
                                                                                                                           -------
   SUB TOTAL                                                                                                           $105,235.33

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                                 $0.00
Net Swap Receipt - Class A-3b                                                                                                $0.00
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $59,701,400.53

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 June, 2008
Payment Date                                                                                                       7/15/2008
Transaction Month                                                                                                          3

III. DISTRIBUTIONS                                                                              CARRYOVER          REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $59,701,400.53
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $59,701,400.53
Servicing Fee                                       $1,354,469.57    $1,354,469.57       $0.00       $0.00    $58,346,930.96
Net Swap Payment - Class A-2                           $37,809.28       $37,809.28       $0.00       $0.00    $58,309,121.68
Net Swap Payment - Class A-3b                          $21,675.00       $21,675.00       $0.00       $0.00    $58,287,446.68
Net Swap Payment - Class A-4b                          $27,407.99       $27,407.99       $0.00       $0.00    $58,260,038.69
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $58,260,038.69
Interest - Class A-1 Notes                            $610,742.21      $610,742.21       $0.00       $0.00    $57,649,296.48
Interest - Class A-2 Notes                          $1,472,487.39    $1,472,487.39       $0.00       $0.00    $56,176,809.09
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $54,895,662.42
Interest - Class A-3b Notes                           $263,658.33      $263,658.33       $0.00       $0.00    $54,632,004.09
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $54,134,116.59
Interest - Class A-4b Notes                           $180,092.01      $180,092.01       $0.00       $0.00    $53,954,024.58
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $53,954,024.58
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $53,722,254.58
Second Priority Principal Payment                   $3,395,356.72    $3,395,356.72       $0.00       $0.00    $50,326,897.86
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $50,152,335.36
Third Priority Principal Payment                   $31,500,000.00   $31,500,000.00       $0.00       $0.00    $18,652,335.36
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $18,439,710.36
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $18,439,710.36
Regular Principal Payment                         $239,226,230.41   $18,439,710.36       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                               $59,701,400.53

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment           $3,395,356.72
                                                                   Third Priority Principal Payment           $31,500,000.00
                                                                   Regular Principal Payment                  $18,439,710.36
                                                                                                              --------------
                                                                   TOTAL                                      $53,335,067.08

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF           ACTUAL   PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $53,335,067.08         $136.76     $610,742.21            $1.57   $53,945,809.29            $138.32
Class A-2 Notes                   $0.00           $0.00   $1,472,487.39            $2.96    $1,472,487.39              $2.96
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $263,658.33            $3.30      $263,658.33              $3.30
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $180,092.01            $3.60      $180,092.01              $3.60
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $53,335,067.08                   $4,924,971.61                    $58,260,038.69

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        June, 2008
Payment Date                                                                                                              7/15/2008
Transaction Month                                                                                                                 3

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                     $274,121,587.13             0.7028759     $220,786,520.05             0.5661193
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00             1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,492,221,587.13             0.9279408   $1,438,886,520.05             0.8947743

POOL INFORMATION
 Weighted Average APR                                                              4.823%                                    4.815%
 Weighted Average Remaining Term                                                    50.73                                     50.03
 Number of Receivables Outstanding                                                 90,366                                    88,078
 Pool Balance                                                           $1,625,363,478.56                         $1,571,852,847.22
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,473,674,581.30                         $1,425,826,230.41
 Pool Factor                                                                    0.9341179                                 0.9033647

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $15,718,528.47
Yield Supplement Overcollateralization Amount                                                                       $146,026,616.81
Targeted Overcollateralization Amount                                                                               $153,045,154.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $132,966,327.17


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                             June, 2008
Payment Date                                                                                                   7/15/2008
Transaction Month                                                                                                      3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                    # OF RECEIVABLES              AMOUNT
Realized Loss                                                                                    250         $384,393.26
(Recoveries)                                                                                       3          $18,700.00
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $365,693.26
Cumulative Net Losses Last Collection                                                                        $184,917.20
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $550,610.46

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.27%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL       # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                   0.93%                    734      $14,675,144.86
61-90 Days Delinquent                                                   0.11%                     70       $1,737,930.11
91-120 Days Delinquent                                                  0.01%                      9         $156,495.06
Over 120 Days Delinquent                                                0.00%                      0               $0.00
                                                                        -----                      -               -----

TOTAL DELINQUENT RECEIVABLES                                            1.05%                    813      $16,569,570.03

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       76       $1,930,699.20
Total Repossesed Inventory                                                                        85       $2,270,969.11

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                              0.0007%
Preceding Collection Period                                                                                     0.1335%
Current Collection Period                                                                                       0.2745%
Three Month Average                                                                                             0.1362%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                              0.0011%
Preceding Collection Period                                                                                     0.0421%
Current Collection Period                                                                                       0.0897%
Three Month Average                                                                                             0.0443%